UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:	Sept. 30, 2001

Check here if Amendment		   {    };	Amendment Number:
This Amendment (check only one.):  {    }	is a restatement.
				   {    }	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Frontier Capital Management
Address:	99 Summer Street, 19th Floor
		Boston, MA 02110


13F File Number:	28-3230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Mr. J. Kirk Smith
Title:		Executive Vice President & Director
Phone:		(617) 261-0777
Signature:  	J. Kirk Smith
		99 Summer Street, 19th Floor
		Boston, MA 02110

Report Type

{    }		13 F	Holding Report

{ x  }		13 F	Notice

{    }		13 F	CombinationReport

I am signing this report as required by the Securities Exchange Act of 1934.


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name
        NEW                     Frontier Performance Advisers, L. P.